Equity - Text Details (Detail) € / shares in Units, € in Millions				1 Months Ended					10 Months Ended	12 Months Ended
	Sep. 15, 2025 EUR (€) € / shares shares	Jun. 03, 2025 EUR (€) shares € / shares	May 08, 2025 € / shares	Jun. 30, 2025 shares	May 31, 2025 EUR (€) € / shares shares	Aug. 31, 2024 EUR (€) shares	May 31, 2024 EUR (€) € / shares shares	May 31, 2023 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) € / shares shares	Aug. 05, 2024 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€)
Share Repurchase Program [Line Items]
Cash outflow for share purchase transactions related to employee option and share plans and reduction of share capital										€ 13
Provision used, other provisions										1,821	€ 1,336
Purchase of treasury shares											60
Forward contracts									€ 316	125	59	€ 143
Cancellation of treasury shares										€ 0	€ 0	€ 0
Dividends paid, ordinary shares per share (in euros per share) | € / shares			€ 0.85		€ 0.85		€ 0.85	€ 0.85		€ 0.85	€ 0.85	€ 0.85
Dividends paid, ordinary shares					€ 789		€ 768	€ 749
Maximum percentage of cash dividend					0.50
Shareholders electing cash dividend					0.414
Percentage of shareholders electing share dividend					59.00%
Increase in number of ordinary shares issued (in shares) | shares				22,980,748	22,980,748		30,860,582	39,334,938
Dividends proposed or declared (in EUR per share) | € / shares										€ 0.85
Shareholder equity subject to limitations									3,254	€ 1,545	€ 3,254
Shareholder equity subject to limitations ordinary shares									188	193	188
Legal reserves required by Dutch law									1,052	1,005	1,052
Group equity									12,043	10,990	12,043	€ 12,061		€ 13,283
Reserve of cash flow hedges									1	33	1
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income									(90)	€ (89)	(90)
Bottom of range
Share Repurchase Program [Line Items]
Dividend payout ratio										40.00%
Top of range
Share Repurchase Program [Line Items]
Dividend payout ratio										50.00%
Forward contracts
Share Repurchase Program [Line Items]
Notional amount	€ 86	€ 127											€ 65
Long-term Incentive And Employee Stock Purchases Plans 2025
Share Repurchase Program [Line Items]
Share repurchase program, authorised, number of shares (in shares) | shares	2,000,000	6,000,000
Purchase of treasury shares	€ 3	€ 121
Long-term Incentive And Employee Stock Purchases Plans 2025 | Forward contracts
Share Repurchase Program [Line Items]
Nominal amount of hedging instrument (in shares) | shares		6,000,000
Average price of hedging instrument (in EUR per share) | € / shares	21.59	21.17
Long-term Incentive And Employee Stock Purchases Plans 2024
Share Repurchase Program [Line Items]
Purchase of treasury shares						€ 60
Share repurchase program, authorized, amount													€ 125
Number of treasury shares acquired (in shares) | shares						2,200,000
Long-term Incentive And Employee Stock Purchases Plans 2024 | Forward contracts
Share Repurchase Program [Line Items]
Nominal amount of hedging instrument (in shares) | shares													2,500,000
Average price of hedging instrument (in EUR per share) | € / shares													26.40
Share-based compensation transactions
Share Repurchase Program [Line Items]
Cancellation of treasury shares (in shares) | shares										0
Purchase of treasury shares											€ 203	€ 125
Number of treasury shares acquired (in shares) | shares										0	9,281,227	3,000,000
Share-based compensation transactions | Forward contracts
Share Repurchase Program [Line Items]
Notional amount									€ 142	€ 283	€ 142
Nominal amount of hedging instrument (in shares) | shares									6,500,000	12,500,000	6,500,000
Capital reduction program
Share Repurchase Program [Line Items]
Cancellation of treasury shares (in shares) | shares										0	4,437,164	15,134,054
Purchase of treasury shares											€ 167	€ 483
Number of treasury shares acquired (in shares) | shares										0	4,437,164	12,964,445
Cancellation of treasury shares											€ 167	€ 566
Non-income taxes / social security
Share Repurchase Program [Line Items]
Provision used, other provisions										€ 33
Ordinary shares
Share Repurchase Program [Line Items]
Number of shares authorised (in shares) | shares									2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Number of shares issued and fully paid (in shares) | shares									939,939,384	962,920,132	939,939,384	913,515,966
Par value per share (in EUR per share) | € / shares										€ 0.20
Preference shares
Share Repurchase Program [Line Items]
Number of shares authorised (in shares) | shares									2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000
Number of shares issued | shares										0
Retained earnings
Share Repurchase Program [Line Items]
Forward contracts									€ 316	€ 125	€ (251)	€ (465)
Cancellation of treasury shares											(166)	(563)
Group equity									3,650	3,575	3,650	5,402		6,832
Currency translation differences
Share Repurchase Program [Line Items]
Group equity									€ 2,014	€ 347	€ 2,014	€ 1,263		€ 1,866